Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
Segment Information
Prior to the second quarter of 2019, the Company had four reportable segments: Personal and Commercial Banking (“PAC”), Corporate LATAM, Treasury and Institutional. Results of these segments were presented on a managed basis. This structure was driven, among other things, by how the Company previously managed the business, how internal reporting was prepared and analyzed, and how management made decisions.
In August 2019, the Company announced that due to changes in the structure of its internal organization that it would report its financial performance as a single operating segment beginning with the quarter ended June 30, 2019. As a result of these changes, all decisions, including those relating to loan growth and concentrations, deposit and other funding, market risk, credit risk, operational risk and pricing are now made after assessing their effects on the Company as a whole, using a single segment concept.